Property and Equipment - Schedule of Property and Equipment (Details) (10K) - Mann- India Technologies Private Limited [Member] - USD ($)	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Gross Assets	$ 667,495	$ 664,420	$ 816,127
Accumulated Depreciation	(595,440)	(578,999)	(686,288)
Net Assets	72,055	85,421	129,840
Furniture and Fixtures [Member]
Gross Assets	173,224	172,426	187,919
Office Equipments [Member]
Gross Assets	30,651	30,510	30,210
Vehicles [Member]
Gross Assets	63,346	63,054	166,963
Computer and Peripherals [Member]
Gross Assets	$ 400,274	$ 398,430	$ 431,036